Revenue Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 3,060	$ 3,627	$ 3,078	$ 2,852	$ 2,770	$ 3,036	$ 2,700	$ 2,635	$ 12,617	$ 11,141	$ 9,660
Loan receivable, net of allowance of $26	$ 1,051				$ 0				1,051	0
Regulated Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									3,507	2,831	2,626
Other non-606 revenue									31	37	35
Revenues									3,538	2,868	2,661
Non-regulated revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									8,638	7,586	6,418
Other non-606 revenue									441	687	581
Revenues									9,079	8,273	6,999
Corporate Other And Other Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenues									(100)	(74)	(207)
Corporate Other And Other Eliminations [Member] | Regulated Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									0	0	0
Other non-606 revenue									0	0	0
Revenues									0	0	0
Corporate Other And Other Eliminations [Member] | Non-regulated revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									(100)	(74)	(207)
Other non-606 revenue									0	0	0
Revenues									(100)	(74)	(207)
Renewables
Disaggregation of Revenue [Line Items]
Revenues									1,893	1,562	1,295
Renewables | Regulated Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									0	0	0
Other non-606 revenue									0	0	0
Revenues									0	0	0
Renewables | Non-regulated revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									1,791	1,438	1,224
Other non-606 revenue									102	124	71
Revenues									1,893	1,562	1,295
Utilities
Disaggregation of Revenue [Line Items]
Revenues									3,617	2,944	2,750
Utilities | Regulated Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									3,507	2,831	2,626
Other non-606 revenue									31	37	35
Revenues									3,538	2,868	2,661
Utilities | Non-regulated revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									75	73	86
Other non-606 revenue									4	3	3
Revenues									79	76	89
Energy Infrastructure
Disaggregation of Revenue [Line Items]
Revenues									7,204	6,702	5,679
Energy Infrastructure | Regulated Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									0	0	0
Other non-606 revenue									0	0	0
Revenues									0	0	0
Energy Infrastructure | Non-regulated revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									6,871	6,143	5,172
Other non-606 revenue									333	559	507
Revenues									7,204	6,702	5,679
New Energy Technologies
Disaggregation of Revenue [Line Items]
Revenues									3	7	143
New Energy Technologies | Regulated Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									0	0	0
Other non-606 revenue									0	0	0
Revenues									0	0	0
New Energy Technologies | Non-regulated revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									1	6	143
Other non-606 revenue									2	1	0
Revenues									$ 3	$ 7	$ 143